FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

The following table presents information about the fair value of the company’s derivative and non-derivative financial instruments measured at fair value on a recurring basis:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31	Fair value	Balance sheet
	2012	2012	2011	hierarchy	classification
Assets
Currency contracts	$–	$–	$2.0	21	Prepaids and other
Currency contracts	–	–	2.5	21	Other assets
Commodity contracts	–	–	0.5	22	Prepaids and other
	$–	$–	$5.0
Liabilities
Commodity contracts	$–	$–	$0.4	22	Accounts payable and accrued liabilities
Commodity contracts	$–	$–	$0.2	22	Other long-term obligations
	$–	$–	$0.6

Fair values of the company’s derivatives are classified under Level 2 as they are measured as follows:

1	The fair value of forward currency contracts is measured using the discounted difference between contractual rates and market future rates. Interest rates, forward market rates, and volatility are used as inputs for such valuation techniques. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s non-performance risk in the fair value measurements.
2	The fair value of commodity swap contracts is measured using the discounted difference between contractual rates and market rates. The fair value of natural gas commodity options is measured using techniques derived from the Black-Scholes pricing model. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s non-performance risk in the fair value measurements.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

The following table presents information about the effects of the company’s derivative instruments previously designated as cash flow hedges until April 1, 2010 when hedge accounting was discontinued (note 3) and the effect of long-term debt designated as a hedge of the company’s net investment in the Snowflake mill on the company’s consolidated financial statements at December 31:

	Gain (loss) recognized in AOCI [1]		(Gain) loss reclassified from AOCI [1]		Classification on statement of earnings (loss) reclassified from AOCI [1]	Gain (loss) recognized in income [2]
	2012	2011	2012	2011		2012	2011
Derivatives designated as cash flow hedges
Currency contracts	$–	$–	$–	$(1.0)	Other income (expense), net	$–	$–

Long-term debt designated as hedges of net investment	$–	$(2.0)	$–	$(2.0)	Foreign exchange gain(loss) on long-term debt	$–	$–

1	The gain (loss) recognized, or (gain) loss reclassified from AOCI relates to the effective portion of the hedge.
2	The gain (loss) recognized in income relates to the ineffective portion of the hedge and the amount excluded from effectiveness testing.

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]

The following table presents information about the effects of the company’s derivative instruments designated as fair value hedges on the company’s consolidated financial statements for the year ended December 31:

	Gain (loss) recognized in income
	Successor	Predecessor		Classification on statement of earnings (loss)
	Three months ended	Nine months ended	Year ended
	December 31	September 30	December 31
	2012	2012	2011
Interest rate swaps	$–	$0.4	$0.8	Interest expense, net (1)

(1)	The portion of the gain (loss) that relates to the foreign exchange portion of the contract is included in Foreign exchange gain (loss) on long-term debt and is equal to $nil for December 31, 2012 (2011 – $nil).

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

The following table presents information about the effects of the company’s derivative instruments not designated as hedging instruments on the company’s consolidated financial statements:

	Gain (loss) recognized in income
	Successor	Predecessor		Classification on statement of earnings (loss)
	Three months ended	Nine months ended	Year ended
	December 31	September 30	December 31
	2012	2012	2011
Currency contracts related to revenue hedges	$–	$(1.1)	$(2.1)	Other income (expense), net
Commodity swap contracts related to pulp and newsprint hedges	–	0.1	(0.6)	Other income (expense), net
Commodity swap contracts related to natural gas and old newspaper hedges	–	(0.2)	(0.7)	Other income (expense), net
	$–	$(1.2)	$(3.4)